Employee Benefit Plans and Share-Based and Other Compensation Plans (Details) (USD $)	3 Months Ended	5 Months Ended		5 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	5 Months Ended	4 Months Ended	5 Months Ended	4 Months Ended	5 Months Ended		4 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	May 13, 2014	Jun. 30, 2014 Transaction costs	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor	Jun. 30, 2014 Short and long term incentive plans	May 13, 2014 Short and long term incentive plans Predecessor	Jun. 30, 2014 Pension plan and 401(k)	May 13, 2014 Pension plan and 401(k) Predecessor	Jun. 30, 2014 AerCap share-based awards	Jun. 30, 2014 AIG AIG's share-based programs	May 13, 2014 AIG AIG's share-based programs Predecessor	Jun. 30, 2014 AIG AIG Non-qualified Retirement Plan AerCap Ireland Capital Limited
Parent Company
Amount paid to employee as compensation for their services vested in AIG																$ 19,800,000
Compensation and benefits expenses	17,029,000	17,029,000			36,261,000	46,533,000	95,855,000	92,636,000			100,000	4,800,000
Compensation expenses for participation in AIG's share-based payment and liability programs				8,700,000					8,900,000	15,000,000			3,100,000	1,300,000	1,800,000
Accrued bonus			$ 32,300,000